Amounts receivable (Tables)	9 Months Ended
May 31, 2026
Amounts Receivable
Schedule of amounts receivables

	May 31, 2026	August 31, 2025
Receivable from precious metal sales	$600	$20
Sales tax receivable(1)	15,071	7,246
Other	746	468
Other receivables	16,417	7,734
Less: Long-term portion	(680)	(3,916)
Total amounts receivable	$15,737	$3,818
(1)	Sales tax receivables consist of harmonized services tax and value added tax (“VAT”) due from Canadian and Tanzanian tax authorities, respectively.